ALLIANCE GLOBAL STRATEGIC INCOME TRUST

SEMI-ANNUAL REPORT
APRIL 30, 1999

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                   ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

June 14, 1999

Dear Shareholder:

We are pleased to report to you on the performance, strategy and outlook of the Alliance Global Strategic Income Trust (the "Fund"), for the semi-annual reporting period ended April 30, 1999. The Fund is designed for investors who seek high current income and capital appreciation. To achieve this objective, the Fund invests in a wide variety of fixed income markets including U.S. government, agency and corporate securities, U.S. dollar-denominated government bonds of emerging countries, and non-U.S. dollar denominated bonds of developed and emerging markets.

INVESTMENT PERFORMANCE
The following table shows how your Fund performed over the six- and twelve-month periods ended April 30, 1999. For comparison we have included the Lehman Brothers ("LB") Aggregate Bond Index, a standard measure of the performance of a basket of unmanaged debt securities, and the Lipper Multi-Sector Income Funds Average ("Lipper Average"), which reflects the average performance of a group of funds with similar investment objectives.

Over the six-month period your Fund outperformed both the LB Aggregate Bond Index and the Lipper Average. On a twelve-month basis, your Fund underperformed the U.S.-only LB Aggregate Bond Index and outperformed the Lipper Average, which holds market segments similar to the Fund.

Over the six-month period, our holdings in the emerging markets and high yield sector enhanced performance. Our holdings in countries such as Argentina and Mexico posted strong performance as economic fundamentals continued to improve and fallout from the Brazilian devaluation was significantly less than expected. However, over the twelve-month period our emerging market holdings dampened performance. The Russian market posted the worst returns among the emerging markets over the twelve-month period as a result of Russia's domestic debt default and the devaluation of the ruble.


INVESTMENT RESULTS*
Periods Ended April 30, 1999
                                               TOTAL RETURNS
                                           6 MONTHS      12 MONTHS
                                          ----------    -----------
ALLIANCE GLOBAL STRATEGIC INCOME TRUST
  Class A                                    8.70%          1.77%
  Class B                                    8.46%          1.10%
  Class C                                    8.46%          1.10%

LIPPER MULTI-SECTOR INCOME FUNDS AVERAGE     6.12%          1.05%

THE LEHMAN BROTHERS AGGREGATE BOND INDEX     0.69%          6.27%


* THE FUND'S INVESTMENT RESULTS REPRESENT TOTAL RETURNS AND ARE BASED ON THE NET ASSET VALUE AS OF APRIL 30, 1999. TOTAL RETURNS FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. RETURNS FOR THE FUND INCLUDE THE REINVESTMENT OF ANY DISTRIBUTIONS PAID DURING THE PERIOD. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE UNMANAGED LIPPER MULTI-SECTOR INCOME FUNDS AVERAGE ("LIPPER AVERAGE") REFLECTS THE PERFORMANCE FOR 101 FUNDS FOR THE SIX-MONTH PERIOD AND 94 FUNDS FOR THE TWELVE-MONTH PERIOD ENDED APRIL 30, 1999. THE LIPPER AVERAGE HAS GENERALLY SIMILAR INVESTMENT OBJECTIVES TO YOUR FUND, ALTHOUGH INVESTMENT POLICIES FOR THE VARIOUS FUNDS MAY DIFFER. THE UNMANAGED LEHMAN BROTHERS ("LB") AGGREGATE BOND INDEX IS COMPOSED OF THE LB MORTGAGE-BACKED SECURITIES INDEX, THE LB ASSET-BACKED SECURITIES INDEX AND THE LB GOVERNMENT/CORPORATE BOND INDEX. IT IS A BROAD MEASURE OF THE PERFORMANCE OF TAXABLE BONDS IN THE U.S. MARKET, WITH MATURITIES OF AT LEAST ONE YEAR. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX OR AN AVERAGE.

     ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 4.


MARKET OVERVIEW
During the six-month period ended April 30, 1999, financial markets stabilized and recovered from the turmoil experienced in the third quarter of 1998. The ongoing strength of the U.S. economy and interest rate cuts by central banks around the world helped to restore prospects for the global economy. Equity markets reached new highs while credit markets stabilized as investors

1

                                         ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

moved out of traditional safe-haven government bond markets and into higher-yielding asset classes.

During the period under review, the U.S. high yield sector performed strongly while the U.S. Treasury market lagged. After the Federal Reserve cut interest rates and the equity market rebounded, investors moved out of safe-haven Treasuries and back into the high yield sector in search of higher returns. Subsequently, high yield debt prices rebounded, however, not to the levels reached in August of 1998.

Emerging market debt outperformed all other sectors of the bond market over the six months under review. After the initial shock of Russia's currency devaluation and domestic debt default was absorbed by global markets, both investor sentiment regarding emerging market debt and prospects for the global economy improved. Individual emerging markets decoupled from the troubled Russian market and debt price movements became more dependent on individual country fundamentals. In addition, sound policy initiatives undertaken by the Brazilian government following the January 1999 devaluation of the Brazilian real, combined with growing evidence that economic activity in Asia has bottomed and the rise in oil prices further increased investors' confidence in emerging market debt. All emerging markets posted healthy positive returns for the six-month period ended April 30, 1999.

In the developed government bond markets, all countries except Japan outperformed the U.S. The U.S. government bond market performed relatively poorly over the period as stronger-than-expected U.S. economic data reduced expectations of further interest rate cuts. In Japan, concerns about the ability of the bond market to absorb a glut of government bonds being issued as well as further erosion of Japanese economic fundamentals pushed prices down dramatically. European markets performed relatively well over the period, with non-Euro countries outperforming Euro countries as more evidence of slowing growth and rate cuts made government bonds in those non-Euro countries relatively more attractive.

INVESTMENT STRATEGY
During the six-months ended April 30, 1999, we increased our holdings of non-U.S. securities as central banks around the world cut interest rates and financial markets stabilized. In particular, we decreased our U.S. Treasury holdings as their safe-haven premium diminished. We increased our holdings in Europe to take advantage of slowing economic growth and in anticipation of further interest rate cuts as the eleven members of the European Monetary Union moved toward convergence. Also, we increased our holdings in the emerging markets as individual markets decoupled from the troubled Russian market and turmoil in Brazil was successfully managed by the Brazilian government. Within the corporate sector, we continued to focus on B-rated and BBB-rated securities. After the market turmoil of the third quarter of 1998, we selectively chose solid credits which we believed to be undervalued. We were particularly interested in the communications sector, which benefited from heavy new issuance and merger activity.

OUTLOOK
Global financial markets have continued to stabilize from late last year and investors are now able to focus more on economic fundamentals. We expect global growth to continue to slow and inflation to remain low. Central banks in Europe and Japan will keep rates low, while it is becoming more likely that the Federal Reserve will increase official U.S. interest rates. U.S. economic activity is expected to moderate from the robust rate of the first quarter with 1999 growth estimated around 3.7%. The slowing in industrial production appears to be abating and consumption should moderate slightly from the robust level in 1998. Inflation will remain benign, and U.S. interest rates will remain low with the 30-year Treasury centered around 6.00%.

Outside of the U.S., fundamentals still point toward lower yields. In Europe, the recent action by the European Central Bank ("ECB") to cut rates was expected, but the size of the interest rate cut of 0.50% was more than we were expecting. The cut by the ECB confirms our views of weak growth in Europe but also puts pressure on European politicians to address the structural problems that continue to plague the European economies. We have received numerous statements from ECB officials that people should not expect further interest rate cuts. Japanese policymakers have recently achieved a greater degree of coordination in their efforts to stimulate the economy and Japanese gross domestic product is expected to decline by 1.0% in 1999, an improvement


2


                                         ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

over the 2.8% decline in 1998. Whether or not economic activity in Japan has actually bottomed will be a key question going forward and will largely determine the direction of global growth and interest rate patterns later this year.

In the emerging markets, rising oil prices, a strong U.S. economy, improved sentiment regarding Brazil and evidence that Asian economies are bottoming have improved prospects for growth. Furthermore, economic weakness in Latin America appears to be less severe than was originally expected. This environment supports gradually improving economic prospects for emerging market countries, although there may well be short-term market volatility as sentiment shifts with events. Country selection will remain important.

We continue to view the high yield sector favorably. The combination of moderate growth and low inflation will help high yield spreads to continue contracting throughout 1999. In addition, the recent launch of the Euro, the new currency for eleven countries in Europe, has created new opportunities for high yield investing in Europe. However, the importance of issuer selection will increase as the global economy slows.

Thank you for your continued interest and investment in the Alliance Global Strategic Income Trust. We look forward to reporting to you again on market activity and the Fund's investment results in the coming periods.

Sincerely,


John D. Carifa
Chairman


Douglas Peebles
Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


3


INVESTMENT OBJECTIVE AND POLICIES        ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

Alliance Global Strategic Income Trust seeks to provide high current monthly income and, secondarily, capital appreciation. The Trust invests in a wide variety of fixed income markets including U.S. government and agency securities, U.S. corporate securities, U.S. dollar-denominated government bonds of emerging market countries and non-U.S. dollar-denominated bonds of developed and emerging markets.



INVESTMENT RESULTS

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 1999
CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       1.77%         -2.58%
Since Inception*              13.12%         11.66%
SEC Yield**                    6.84%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       1.10%         -2.60%
Since Inception*              12.67%         12.42%
SEC Yield**                    6.42%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       1.10%          0.18%
Since Inception*              12.67%         12.67%
SEC Yield**                    6.43%


SEC AVERAGE ANNUAL TOTAL RETURNS AS OF THE MOST RECENT QUARTER-END (MARCH 31,
1999)
                            CLASS A        CLASS B        CLASS C
                          ------------   ------------   ------------
1 Year                        -4.29%         -4.31%         -1.58%
Since Inception*              11.25%         12.01%         12.27%


The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total returns for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*    Inception: 1/9/96 Class A; 3/21/96 Classes B and C.
**   SEC yields are based on SEC guidelines and are calculated on 30 days ended
April 30, 1999.


4


PORTFOLIO OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)               ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT
                                                (000)       U.S. $ VALUE
-------------------------------------------------------------------------
ARGENTINA-5.1%
CORPORATE DEBT OBLIGATIONS-3.7%
CEI Citicorp Holdings
  11.25%, 2/14/07 (a)           ARS               2,000    $   1,455,597
CIA Radiocomunic Moviles
  9.25%, 5/08/08 (a)            US$               3,000        2,835,000
                                                             ------------
                                                               4,290,597

GOVERNMENT OBLIGATION-1.4%
Republic of Argentina
  Supplier-Bocon FRN
  Pro 1
  2.87%, 4/01/07 (b)            ARS               2,243        1,662,853

Total Argentinian Securities
  (cost $6,221,529)                                            5,953,450

BRAZIL-1.9%
CORPORATE DEBT OBLIGATION-0.2%
Trikem, SA
  10.63%, 7/24/07 (a)(b)        US$                 500          242,500

GOVERNMENT OBLIGATION-1.7%
Republic of Brazil
  11.63%, 4/15/04                                 2,000        1,947,500

Total Brazilian Securities
  (cost $2,481,328)                                            2,190,000

CANADA-0.4%
CORPORATE DEBT OBLIGATION-0.4%
Clearnet Communications
  10.40%, 5/15/08 (c)
  (cost $439,154)               CA$               1,000          442,387

CAYMAN ISLANDS-1.4%
PREFERRED STOCK-1.4%
Centaur Funding Corp.
  Zero coupon, 4/21/20 (a)
  (cost $1,571,800)             US$              10,000        1,642,140

CHILE-2.4%
CORPORATE DEBT OBLIGATION-2.4%
Empresa Nacional de
  Electricidad, SA
  7.88%, 2/01/27
  (cost $2,893,686)                               3,000        2,798,013

DENMARK-2.2%
CORPORATE DEBT OBLIGATION-2.2%
Danske Kredit
  Series ANN
  6.00%, 10/01/29
  (cost $2,794,543)             DKK              17,944        2,525,097

DOMINICAN REPUBLIC-1.6%
CORPORATE DEBT OBLIGATION-1.6%
Tricom, SA
  11.38%, 9/01/04 (a)
  (cost $1,805,915)             US$               2,000        1,862,500

ECUADOR-2.4%
CORPORATE DEBT OBLIGATION-0.2%
Conecel Holdings, Ltd.
  15.50%, 10/01/00
  (a)(b)(d)                     US$               1,000          175,000

GOVERNMENT OBLIGATION-2.2%
Republic of Ecuador
  4.00%, 2/28/25                                  6,000        2,542,800

Total Ecuadorian Securities
  (cost $3,607,844)                                            2,717,800

FRANCE-4.9%
CORPORATE DEBT OBLIGATION-1.8%
Credit Lyonnais FRN
  6.31%, 9/19/49                                  2,250        2,058,914

GOVERNMENT OBLIGATION-3.1%
Government of France
  4.50%, 7/12/03 (b)            EUR               3,201        3,563,095

Total French Securities
  (cost $5,660,207)                                            5,622,009

GERMANY-5.6%
GOVERNMENT OBLIGATIONS-5.6%
Republic of Germany
  4.75%, 7/04/28                                  5,068        5,249,426
  6.00%, 7/04/07                                  1,000        1,215,974

Total German Securities
  (cost $7,063,426)                                            6,465,400


5


PORTFOLIO OF INVESTMENTS (CONTINUED)     ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT
                                                (000)       U.S. $ VALUE
-------------------------------------------------------------------------
GREECE-1.7%
GOVERNMENT OBLIGATION-1.7%
Hellenic Republic
  8.90%, 4/01/03
  (cost $2,025,292)             GRD             550,000    $   1,927,160

HONG KONG-0.6%
CORPORATE DEBT OBLIGATION-0.6%
Guangdong Enterprises
  8.88%, 5/22/07 (a)
  (cost $906,829)               US$               2,500          725,000

HUNGARY-3.2%
CORPORATE DEBT OBLIGATION-1.4%
Euronet Services, Inc.
  12.38%, 7/01/06 (e)           DEM               8,000        1,642,069

GOVERNMENT OBLIGATION-1.8%
Government of Hungary
  12.50%, 4/12/02               HUF             500,000        2,090,581

Total Hungarian Securities
  (cost $3,989,421)                                            3,732,650

ITALY-4.9%
GOVERNMENT OBLIGATIONS-4.9%
Republic of Italy
  6.25%, 3/01/02 (b)            EUR               1,033        1,187,247
  6.25%, 5/15/02 (b)                              3,099        3,579,747
  8.25%, 7/01/01 (b)                                775          909,668

Total Italian Securities
  (cost $5,626,220)                                            5,676,662

MEXICO-6.2%
CORPORATE DEBT OBLIGATIONS-2.3%
Innova S de R.L.
  12.88%, 4/01/07 (a)           US$               2,000        1,745,000
Petroleos Mexicanos
  9.25%, 3/30/18 (a)                              1,000          935,000
                                                             ------------
                                                               2,680,000

GOVERNMENT OBLIGATIONS-3.9%
Mexican Treasury Bills
  25.80%, 6/03/99 (b)(f)        MXP               5,050          536,730
  30.75%, 8/05/99 (f)                            18,165        1,862,666
United Mexican States
  10.38%, 2/17/09               US$               2,000        2,146,500
                                                             ------------
                                                               4,545,896

Total Mexican Securities
  (cost $6,975,062)                                            7,225,896

NETHERLANDS-2.7%
CORPORATE DEBT OBLIGATIONS-2.7%
Versatel Telecom, BV
  13.25%, 5/15/08                                 2,750        2,983,750
warrants, expiring
  5/15/08 (a)                                     2,500          175,000

Total Dutch Securities
  (cost $2,684,116)                                            3,158,750

NORWAY-2.7%
GOVERNMENT OBLIGATION-2.7%
Kingdom of Norway
  5.75%, 11/30/04 (b)
  (cost $3,167,640)             NOK              23,000        3,106,953

PANAMA-0.9%
GOVERNMENT OBLIGATION-0.9%
Republic of Panama
  9.38%, 4/01/29
  (cost $999,192)               US$               1,000        1,030,500

POLAND-2.4%
CORPORATE DEBT OBLIGATIONS- 2.4%
Netia Holdings, BV
  Series B
  11.00%, 11/01/07
  (a)(b)(e)                     DEM               2,000          748,114
TPSA Finance, BV
  7.75%, 12/10/08 (a)           US$               2,000        2,020,000

Total Polish Securities
  (cost $2,762,271)                                            2,768,114

QATAR-0.4%
CORPORATE DEBT OBLIGATION-0.4%
Ras Laffan Liquid
  Natural Gas
  8.29%, 3/15/14 (a)(b)
  (cost $462,945)               US$                 450          427,230


6

                                         ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________


                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT
                                                (000)       U.S. $ VALUE
-------------------------------------------------------------------------
RUSSIA-0.5%
GOVERNMENT OBLIGATIONS-0.5%
Russian IAN FRN
  5.97%, 12/15/15               US$                 169    $      12,644
Russian Principal Loans
  FRN
  5.97%, 12/15/20 (b)(g)                          8,000          555,000

Total Russian Securities
  (cost $4,364,560)                                              567,644

SOUTH AFRICA-2.1%
CORPORATE DEBT OBLIGATIONS-2.1%
Development Bank of
  South Africa
  18.59%, 12/31/27 (b)          ZAR              50,000          193,098
European Bank for
  Reconstruction &
  Development
  Zero coupon, 12/31/29 (b)(h)                   50,000          209,532
International Bank for
  Reconstruction &
  Development
  Zero coupon, 12/31/25                         350,000        1,811,832
  Zero coupon, 2/17/26 (b)(h)                    50,000          254,725

Total South African
  Securities
  (cost $4,113,943)                                            2,469,187

SWEDEN-5.4%
GOVERNMENT OBLIGATIONS-5.4%
Government of Sweden
  8.00%, 8/15/07 (b)            SEK              21,500        3,255,495
  10.25%, 5/05/03 (b)                            20,000        2,977,804

Total Swedish Securities
  (cost $6,464,583)                                            6,233,299

UNITED KINGDOM-8.1%
CORPORATE DEBT OBLIGATIONS-5.7%
Espirit Telecom Group, Plc.
  11.00%, 6/15/08 (e)           DEM               1,000          583,367
HMV Media Group Plc.
  10.88%, 5/15/08 (a)           GBP                 650        1,139,693
LCR Finance Plc.
  4.50%, 12/07/28 (a)           GBP               1,000        1,540,246
Luxfer Holding, Plc.
  10.13%, 5/01/09 (a)                             1,800        2,895,480
RSL Communications Plc.
  10.00%, 3/15/08 (b)(e)        DEM               1,000          352,451
                                                             ------------
                                                               6,511,237

GOVERNMENT OBLIGATION-0.9%
U. K. Treasury Gilts
  9.00%, 10/13/08 (b)           GBP                 500        1,063,687

PREFERRED STOCKS-1.5%
Abbey National Bank Plc.
  8.625%                                        400,000          942,640
Bank of Scotland
  9.25%                                         300,000          817,973
                                                             ------------
                                                               1,760,613

Total United Kingdom
  Securities
  (cost $9,388,975)                                            9,335,537

UNITED STATES-29.5%
COMMON STOCK-0.0%
OpTel, Inc.
  Series C (a)(b)               US$                 500               13

CONVERTIBLE BOND-0.1%
Viatel, Inc.
  10.00%, 4/15/11
  (a)(b)(e)                     DEM                  40           55,471

CORPORATE DEBT OBLIGATIONS-13.1%
@Entertainment, Inc.
  14.50%, 2/01/09 (a)(c)        US$               5,120        2,515,200
Airtouch Communications
  5.50%, 7/24/08 (e)            DEM               2,000        1,151,787
Asian Development Bank
  5.59%, 7/16/18                US$               1,000          945,277
Comcast Cable
  Communications
  8.88%, 5/01/17                                  1,500        1,788,418
Derby Cycle Corp.
  9.38%, 5/15/08 (e)            DEM               1,700          798,888
Federal-Mogul Corp.
  7.88%, 7/01/10                US$               1,000          999,923
ICO Global Communication
  15.00%, 8/01/05                                 1,000          645,000
InterAmericas
  Communication
  14.00%, 10/27/07 (a)(b)                           500          342,500


7


PORTFOLIO OF INVESTMENTS (CONTINUED)     ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________


                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT
                                                   (000)    U.S. $ VALUE
-------------------------------------------------------------------------
Iridium LLC Capital Corp.
  Series B
  14.00%, 7/15/05 (a)(b)        US$               1,000         $355,000
Nextel Communications
  9.75%, 8/15/04 (i)                              1,000        1,042,500
NTL, Inc.
  Series B
  10.75%, 4/01/08 (a)(c)        GBP               2,000        2,211,825
OpTel Inc.,
  Series B
  13.00%, 2/15/05 (b)(j)        US$                 500          497,500
Viatel Inc.
  11.15%, 4/15/08 (a)(e)        DEM               1,000          561,760
  12.40%, 4/15/08 (a)(c)(e)                       3,000        1,057,352
  12.40%, 4/15/08 (b)(e)                            700          246,715
                                                             ------------
                                                              15,159,645

PREFERRED STOCK-0.0%
Nextel Communications
  Series E
  11.13%, 2/15/10 (a)(b)(i)     US$                  30           33,450
U.S. GOVERNMENT OBLIGATIONS-10.9%
U.S. Treasury Bonds
  3.63%, 4/15/28 (TIPS)         US$               2,018        1,934,568
  13.75%, 8/15/04                                 4,000        5,520,000
U.S. Treasury Notes
  6.88%, 5/15/06                US$               4,700        5,102,437
                                                             ------------
                                                              12,557,005

WARRANTS-0.0%
Firstcom Corp.
  warrants, expiring
  10/27/07 (a)(b)                                17,500           43,750

TIME DEPOSIT-5.4%
West Deutsche Landesbank
  Girozentrale
  4.88%, 5/03/99                                  6,300        6,300,000

Total United States
Securities
  (cost $35,222,483)                                          34,149,334

TOTAL INVESTMENTS-99.2%
  (cost $123,692,964)                                        114,752,712
Other assets less liabilities-0.8%                               964,680

NET ASSETS-100%                                            $ 115,717,392


(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1999, these securities amounted to $27,739,821 or 24.0% of net assets.

(b) Securities, or a portion thereof, with an aggregate market value of $22,942,586 have been segregated to collateralize forward exchange currency contracts.

(c) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(d)  Consists of $1,000,000 notes and 6,750 shares of warrants.

(e)  Will be converted to Euro based upon a predetermined schedule.

(f)  Annualized yield to maturity at purchase date.

(g)  Paid-in-kind in Russian IAN's.

(h) Unit consists of 1 senior discount note and 2.77 junior subordinate debentures.

(i)  PIK (paid-in-kind) preferred quarterly stock payments.

(j)  Consists of $500,000 senior notes and 500 shares of common stock.

     Glossary of terms:
     FRN  - Floating Rate Note.
     IAN  - Interest Arrears Note.
     TIPS - Treasury Inflation Protection Securities.

     See notes to financial statements.


8


STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999 (UNAUDITED)               ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $123,692,964)        $ 114,752,712
  Cash, at value (cost $87,368)                                         86,989
  Receivable for investment securities sold                          7,965,068
  Interest receivable                                                2,853,667
  Receivable for capital stock sold                                  1,339,606
  Unrealized appreciation of forward exchange currency
    contracts                                                        1,231,236
  Deferred organization expenses                                        51,907
  Total assets                                                     128,281,185

LIABILITIES
  Payable for investment securities purchased                       11,614,793
  Payable for capital stock sold                                       335,740
  Dividend payable                                                     331,577
  Distribution fee payable                                              82,871
  Advisory fee payable                                                  74,805
  Accrued expenses and other liabilities                               124,007
  Total liabilities                                                 12,563,793

NET ASSETS                                                       $ 115,717,392

COMPOSITION OF NET ASSETS
  Capital stock, at par                                          $      10,971
  Additional paid-in capital                                       121,989,212
  Distributions in excess of net investment income                  (2,147,279)
  Accumulated net realized gain on investments and foreign
    currency transactions                                            3,821,310
  Net unrealized depreciation of investments and foreign
    currency denominated assets and liabilities                     (7,956,822)
                                                                 $ 115,717,392

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share
    ($26,471,554/2,508,277 shares of capital stock issued
    and outstanding)                                                    $10.55
  Sales charge--4.25% of public offering price                             .47
  Maximum offering price                                                $11.02

  CLASS B SHARES
  Net asset value and offering price per share
    ($68,707,391/6,515,567 shares of capital stock issued
    and outstanding)                                                    $10.55

  CLASS C SHARES
  Net asset value and offering price per share
    ($19,214,669/1,821,825 shares of capital stock issued
    and outstanding)                                                    $10.55

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($1,323,778/125,360 shares of capital stock issued
    and outstanding)                                                    $10.56


See notes to financial statements.


9


STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)
                                         ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

INVESTMENT INCOME
  Interest (net of foreign taxes withheld
    of $4,928)                                      $ 5,542,938
  Dividends (net of foreign taxes withheld
    of $2,775)                                           24,972    $ 5,567,910

EXPENSES
  Advisory fee                                          404,738
  Distribution fee - Class A                             35,338
  Distribution fee - Class B                            320,453
  Distribution fee - Class C                             95,458
  Custodian                                              88,901
  Transfer agency                                        70,883
  Administration                                         58,248
  Audit and legal                                        48,378
  Registration                                           32,749
  Printing                                               17,377
  Amortization of organization expenses                  15,006
  Directors' fees                                        14,897
  Miscellaneous                                           2,950
  Total expenses                                      1,205,376
  Less: expenses waived and assumed by Adviser
    (see Note B)                                        (33,250)
  Net expenses                                                       1,172,126
  Net investment income                                              4,395,784

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investment transactions                         985,151
  Net realized gain on foreign currency
    transactions                                                     2,773,597
  Net change in unrealized appreciation
    (depreciation) of:
    Investments                                                       (584,755)
    Foreign currency denominated assets and
      liabilities                                                    1,144,175
  Net gain on investments                                            4,318,168

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 8,713,952


See notes to financial statements.


10


STATEMENT OF CHANGES
IN NET ASSETS                            ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

                                                SIX MONTHS ENDED   YEAR ENDED
                                                 APRIL 30, 1999    OCTOBER 31,
                                                  (UNAUDITED)         1998
                                                 --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                          $   4,395,784   $   4,526,553
  Net realized gain on investments and
    foreign currency transactions                    3,758,748          76,173
  Net change in unrealized appreciation
    (depreciation) of investments and
  foreign currency denominated assets and
    liabilities                                        559,420      (7,854,398)
  Net increase (decrease) in net assets from
    operations                                       8,713,952      (3,251,672)

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
    Class A                                         (1,139,143)     (1,411,993)
    Class B                                         (2,884,794)     (2,495,352)
    Class C                                           (856,993)       (556,457)
    Advisor Class                                      (59,277)        (62,751)
  Distributions in excess of net investment income
    Class A                                                 -0-       (488,490)
    Class B                                                 -0-       (964,594)
    Class C                                                 -0-       (214,532)
    Advisor Class                                           -0-        (17,887)
  Net realized gain on investments
    Class A                                                 -0-       (429,062)
    Class B                                                 -0-       (663,991)
    Class C                                                 -0-       (138,457)

CAPITAL STOCK TRANSACTIONS
  Net increase                                      12,110,445      74,331,248
  Total increase                                    15,884,190      63,636,010

NET ASSETS
  Beginning of year                                 99,833,202      36,197,192
  End of period                                  $ 115,717,392   $  99,833,202


See notes to financial statements.


11


NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999 (UNAUDITED)               ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Global Strategic Income Trust, Inc. (the "Fund") was incorporated in the State of Maryland on October 25, 1995 as a non-diversified, open-end management investment company. Prior to commencement of operations on January 9, 1996, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") of 10,000 shares of Class A shares for the aggregate amount of $100,000 on December 18, 1995. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sale price or, if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market, securities listed on a foreign securities market whose operations are similar to the United States over-the-counter market and securities listed on a national securities exchange whose primary market is believed to be over-the-counter are valued at the mean of the closing bid and asked prices provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Directors. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gains or losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) of foreign currency denomi-


12


                                         ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

nated assets and liabilities represents net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates.

3. ORGANIZATION EXPENSES
Organization expenses of approximately $151,270 have been deferred and are being amortized on a straight-line basis through January 2001.

4. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees.

6. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as an adjustment to interest income.

7. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of
 .75 of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.90%, 2.60%, 2.60% and 1.60% of the daily average net assets for the Class A, Class B, Class C and Advisor Class shares, respectively.

Pursuant to the Advisory Agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended April 30, 1999, the Adviser agreed to waive fees for certain legal and accounting services in the amount of $33,250.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $46,895 for the six months ended April 30, 1999.

For the six months ended April 30, 1999, the Fund's expenses were reduced by $2,646 under an expense offset arrangement with Alliance Fund Services.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $5,814 from the sale of Class A shares and $91,035 and $7,286 in contingent deferred sales charges imposed upon redemption by shareholders of Class B and Class C shares, respectively, for the six months ended April 30, 1999.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the average daily net assets attributable to the Class A shares and up to 1% of the average daily net assets attributable to both Class B


13


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                              ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $3,670,982 and $519,946 for Class B and Class C shares, respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal period for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) aggregated $114,428,403 and $97,751,173, respectively, for the six months ended April 30, 1999. There were purchases of $8,579,680 and sales of $18,116,321 of U.S. government and government agency obligations for the six months ended April 30, 1999.

At April 30, 1999, the cost of investments for federal income tax purposes was substantially the same as the costs for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $2,225,009 and gross unrealized depreciation of investments was $11,165,261 resulting in net unrealized depreciation of $8,940,252 (excluding foreign currency transactions).

1. FORWARD EXCHANGE CURRENCY CONTRACTS
The Fund enters into forward exchange currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, as reflected in the following table, reflects the total exposure the Fund has in that particular currency contract.

At April 30, 1999, the Fund had outstanding forward exchange currency contracts, as follows:


                          U.S. $
                         CONTRACT     VALUE ON       U.S. $        UNREALIZED
                          AMOUNT    ORIGINATION      CURRENT      APPRECIATION
                           (000)        DATE          VALUE      (DEPRECIATION)
                         --------   ------------   ------------   -------------
FORWARD EXCHANGE CURRENCY
BUY CONTRACTS
Australian Dollars,
  settling 5/17/99          6,682   $  4,226,156   $  4,422,233   $    196,077
British Pounds,
  settling 5/17/99            964      1,558,808      1,549,831         (8,977)
Danish Krone,
  settling 5/03/99         16,386      2,339,198      2,329,157        (10,041)


14


                                         ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

                          U.S. $
                         CONTRACT     VALUE ON       U.S. $        UNREALIZED
                          AMOUNT    ORIGINATION      CURRENT      APPRECIATION
                           (000)        DATE          VALUE      (DEPRECIATION)
                         --------   ------------   ------------   -------------
FORWARD EXCHANGE CURRENCY
BUY CONTRACTS (CONTINUED)
European Euros,
  settling 5/20/99          2,137   $  2,311,727   $  2,260,235   $    (51,492)
Japanese Yen,
  settling 6/15/99        489,667      4,113,651      4,123,698         10,047

FORWARD EXCHANGE CURRENCY
SALE CONTRACTS
Australian Dollars,
  settling 5/17/99          5,000      3,228,400      3,308,819        (80,419)
British Pounds,
  settling 5/17/99          6,641     10,672,826     10,681,688         (8,862)
Canadian Dollars,
  settling 5/10/99            609        401,704        417,999        (16,295)
Danish Krone,
  settling
  5/03/99-7/06/99          32,772      4,753,819      4,666,150         87,669
European Euros,
  settling
  5/20/99-7/15/99          27,884     30,480,144     29,507,067        973,077
Japanese Yen,
  settling 6/15/99        462,075      3,982,544      3,891,329         91,215
Norwegian Krona,
  settling 6/08/99         24,606      3,184,779      3,147,133         37,646
Swedish Krona,
  settling 5/25/99         51,833      6,170,554      6,158,963         11,591
                                                                   ------------
                                                                   $ 1,231,236


2. OPTION TRANSACTIONS
For hedging and investment purposes, the Fund purchases and writes (sells) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added


15


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                              ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value. For the six months ended April 30, 1999, the Fund did not engage in any options transactions.


NOTE E: CAPITAL STOCK
There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     APRIL 30, 1999  OCTOBER 31, APRIL 30, 1999    OCTOBER 31,
                      (UNAUDITED)       1998       (UNAUDITED)        1998
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              887,024     1,598,361    $  9,222,327    $ 17,759,050
Shares issued in
  reinvestment of
  dividends and
  distributions           55,703       132,962         580,429       1,459,025
Shares converted
  from Class B             3,550        14,015          37,104         151,910
Shares redeemed         (853,307)     (460,665)     (8,798,270)     (4,969,798)
Net increase              92,970     1,284,673    $  1,041,590    $ 14,400,187

CLASS B
Shares sold            1,551,206     4,986,132    $ 16,135,969    $ 55,353,973
Shares issued in
  reinvestment of
  dividends and
  distributions           86,845       142,636         904,167       1,558,164
Shares converted
  to Class A              (3,550)      (14,015)        (37,104)       (151,910)
Shares redeemed         (828,378)   (1,050,901)     (8,618,322)    (11,262,473)
Net increase             806,123     4,063,852    $  8,384,710    $ 45,497,754

CLASS C
Shares sold              909,721     1,453,523    $  9,442,080    $ 15,925,299
Shares issued in
  reinvestment of
  dividends and
  distributions           20,210        24,272         210,548         264,273
Shares redeemed         (687,860)     (281,009)     (7,115,820)     (3,002,847)
Net increase             242,071     1,196,786    $  2,536,808    $ 13,186,725


16


                                         ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED DEC. 18, 1997*SIX MONTHS ENDEDDEC. 18, 1997*
                     APRIL 30, 1999      TO      APRIL 30, 1999        TO
                      (UNAUDITED)   OCT. 31, 1998  (UNAUDITED)    OCT. 31, 1998
                     ------------  ------------  --------------  --------------
ADVISOR CLASS
Shares sold               43,334       105,163    $    449,859    $  1,180,306
Shares issued in
  reinvestment of
  dividends and
  distributions            5,292         6,251          55,192          67,683
Shares redeemed          (34,556)         (124)       (357,714)         (1,407)
Net increase              14,070       111,290    $    147,337    $  1,246,582


NOTE F: BANK BORROWING
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility ("the Facility") intended to provide for short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 1999.


*     Commencement of distribution.


17


FINANCIAL HIGHLIGHTS                     ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    CLASS A
                                            ----------------------------------------------------------
                                         SIX MONTHS ENDED    YEAR ENDED OCTOBER 31,   JANUARY 9, 1996(A)
                                          APRIL 30, 1999   --------------------------       TO
                                            (UNAUDITED)       1998           1997     OCTOBER 31, 1996
                                            -----------    -----------    -----------  -------------
Net asset value, beginning of period          $10.18         $11.46         $10.83         $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                     .45            .78            .74            .69
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                   .42           (.64)          1.02            .95
Net increase in net asset value from
  operations                                     .87            .14           1.76           1.64

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.50)          (.78)          (.75)          (.81)
Distributions in excess of net investment
  income                                          -0-          (.28)          (.28)            -0-
Distributions from net realized gains on
  investments                                     -0-          (.36)          (.10)            -0-
Total dividends and distributions               (.50)         (1.42)         (1.13)          (.81)
Net asset value, end of period                $10.55         $10.18         $11.46         $10.83

TOTAL RETURN
Total investment return based on net
  asset value (d)                               8.70%          1.00%         16.83%         17.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $26,472        $24,576        $12,954         $2,295
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.63%(e)       1.89%          1.90%          1.90%(e)
  Expenses, before waivers/reimbursements       1.66%(e)       2.08%          4.06%         19.20%(e)
  Net investment income                         8.73%(e)       7.08%          6.56%          8.36%(e)
Portfolio turnover rate                          237%           183%           417%           282%


See footnote summary on page 21.


18


                                         ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     CLASS B
                                            --------------------------------------------------------
                                         SIX MONTHS ENDED     YEAR ENDED OCTOBER 31,  MARCH 21, 1996(F)
                                          APRIL 30, 1999   --------------------------        TO
                                            (UNAUDITED)        1998         1997      OCTOBER 31, 1996
                                            -----------    -----------    -----------  -------------
Net asset value, beginning of period          $10.17         $11.46         $10.83         $ 9.97

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                     .42            .69            .66            .41
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                   .43           (.63)          1.03           1.01
Net increase in net asset value from
  operations                                     .85            .06           1.69           1.42

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.47)          (.69)          (.67)          (.56)
Distributions in excess of net investment
  income                                          -0-          (.30)          (.29)            -0-
Distributions from net realized gains on
  investments                                     -0-          (.36)          (.10)            -0-
Total dividends and distributions               (.47)         (1.35)         (1.06)          (.56)
Net asset value, end of period                $10.55         $10.17         $11.46         $10.83

TOTAL RETURN
Total investment return based on net asset
  value (d)                                     8.46%           .27%         16.12%         14.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $68,707        $58,058        $18,855           $800
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       2.34%(e)       2.58%          2.60%          2.60%(e)
  Expenses, before waivers/reimbursements       2.37%(e)       2.76%          4.76%         19.57%(e)
  Net investment income                         7.98%(e)       6.41%          5.86%          7.26%(e)
Portfolio turnover rate                          237%           183%           417%           282%


See footnote summary on page 21.


19


FINANCIAL HIGHLIGHTS (CONTINUED)         ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       CLASS C
                                            ----------------------------------------------------
                                         SIX MONTHS ENDED     YEAR ENDED OCTOBER 31,  MARCH 21, 1996(F)
                                          APRIL 30, 1999   --------------------------       TO
                                            (UNAUDITED)        1998           1997    OCTOBER 31, 1996
                                            -----------    -----------    -----------  -------------
Net asset value, beginning of period          $10.17         $11.46         $10.83         $ 9.97

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                     .42            .68            .66            .39
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                   .43           (.62)          1.03           1.03
Net increase in net asset value from
  operations                                     .85            .06           1.69           1.42

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.47)          (.68)          (.67)          (.56)
Distributions in excess of net investment
  income                                          -0-          (.31)          (.29)            -0-
Distributions from net realized gains on
  investments                                     -0-          (.36)          (.10)            -0-
Total dividends and distributions               (.47)         (1.35)         (1.06)          (.56)
Net asset value, end of period                $10.55         $10.17         $11.46         $10.83

TOTAL RETURN
Total investment return based on net asset
  value (d)                                     8.46%           .27%         16.12%         14.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $19,215        $16,067         $4,388           $750
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       2.33%(e)       2.58%          2.60%          2.60%(e)
  Expenses, before waivers/reimbursements       2.36%(e)       2.77%          4.77%         19.49%(e)
  Net investment income                         7.94%(e)       6.43%          5.86%          7.03%(e)
Portfolio turnover rate                          237%           183%           417%           282%


See footnote summary on page 21.


20


                                         ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
                                               ADVISOR CLASS
                                        ----------------------------------
                                                           DECEMBER 18,
                                         SIX MONTHS ENDED    1997(F)
                                          APRIL 30, 1999       TO
                                           (UNAUDITED)   OCTOBER 31, 1998
                                           ------------    ------------
Net asset value, beginning of period          $10.18          $11.09

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                     .47             .85
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                   .43            (.84)
Net increase in net asset value from
  operations                                     .90             .01

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.52)           (.85)
Distributions in excess of net investment
  income                                          -0-           (.07)
Total dividends and distributions               (.52)           (.92)
Net asset value, end of period                $10.56          $10.18

TOTAL RETURN
Total investment return based on net asset
  value (d)                                     8.96%            .07%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $1,324          $1,133
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.33%(e)        1.58%(e)
  Expenses, before waivers/reimbursements       1.36%(e)        1.77%(e)
  Net investment income                         8.92%(e)        7.64%(e)
Portfolio turnover rate                          237%            183%


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived/reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Commencement of distribution.


21


                                         ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________
BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
DOUGLAS J. PEEBLES, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JUAN J. RODRIGUEZ, CONTROLLER

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.
40 Water Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019


(1)  Member of the Audit Committee.


22


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________
FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term U.S. Government Fund

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Select Investors Series - Premier Portfolio

GROWTH & INCOME
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

INSTITUTIONAL
Premier Growth
Quasar
Real Estate Investment

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
Alliance Capital Reserves
Alliance Government Reserves
Alliance Institutional Reserves
    Prime Portfolio
    Government Portfolio
    Tax-Free Portfolio
    Treasury Portfolio
    Trust Portfolio
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    General Municipal Portfolio
    Government Portfolio


23


ALLIANCE GLOBAL STRATEGIC INCOME TRUST
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER,

ALLIANCE CAPITAL MANAGEMENT L.P.

GSISR